NPORT-EX

Upright Growth and Income Fund

Schedule of Investments

December 31, 2020 (unaudited)

Description	Quantity	Market Value
Equities
Consumer 2.60%
Bed Bath & Beyond Inc.	1,500	26,640
Tapestry, Inc.	300	9,324
		35,964
Drug Manufacturer-other 6.03%
AbbVie Inc.	600	64,290
Teva Pharmaceutical Industries Limited* ADR	2,000	19,300
		83,590
Electrical Industry 0.78%
General Electric Company	1,000	10,800

Electronic Equipment 3.83%
Apple Inc.	400	53,076

Financial Services 5.64%
Goldman Sachs Group Inc	200	52,742
J P Morgan Chase & Company	200	25,414
		78,156

Healthcare Services 1.48%
CVS Health Corporation	300	20,490

Leisure 2.62%
The Walt Disney Company	200	36,236

Oil 0.89%
Exxon Mobil Corporation	300	12,366

Pharmaceutical 1.44%
Walgreens Boots Alliance, Inc.	500	19,940

Semiconductor 10.87%
Nvidia Corp	150	78,330
Silicon Motion Technology Corporation	1,500	72,225
		150,555
IC Design 26.67%
Himax Technologies, Inc.* ADR	50,000	369,500

Total equities – 62.85%		870,673

Exchange Traded Fund 18.69%
Direxion Daily Aerospace & Defense Bull 3X	1,500	25,365
Direxion Daily Industrials Bull 3X Shares	1,000	29,130
Direxion Daily Pharmaceutical & Medical Bull 3X Shares ETF	1,000	25,340
Direxion Daily Real Estate Bull 3X Shares	2,000	25,260
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X Shares	150	30,428
Direxion Financial Bull 3x	1,300	79,040
Direxion Mid Cap Bull 3x Shares	1,000	40,280
ProShares S&P 500 Dividend Aristocrats ETF	50	3,994
		258,837

Short-term Investments – 2.81%
Invesco Treasury Portfolio Institutional	31,234	31,234

Total Investments (Cost $882,127) 83.73%		1,160,744

Other Assets less Liabilities 16.27%		225,599

Net Assets 100%		1,386,343

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2020, the gross unrealized appreciation for all securities totaled $318,987 and the gross unrealized depreciation for all securities totaled $(40,356) for a net unrealized appreciation of $278,631 for tax purposes.  The aggregate cost of securities including cash and money funds on December 31, 2020 was $1,135,627.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2020:

Level 1	1,160,744
Level 2	-
Level 3	-
Total	1,160,744